Application of New and Amendments to International Financial Reporting Standards ("IFRSs") and Interpretation (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Impact of IFRS 15 on Reserves

The following table summarizes the impacts of transition to IFRS 15 on reserves as of January 1, 2018.

RMB
Reserves
Consideration payable to customers	2,884
Contract with multiple performance obligations	663
Incremental costs of obtaining contracts	1,210
Tax effect	(1,066)

Increase as of 1 January 2018	3,691

Summary of Impact of Implementation of IFRS 15 on Consolidated Statement of Financial Position

The following adjustments were made to the amounts recognized in the consolidated statement of financial position as of January 1, 2018. Line items that were not affected by the changes have not been included.

			Carrying amounts previously reported as of December 31, 2017			Carrying amounts under IFRS 15 as of January 1, 2018*
	Notes			Reclassification	Remeasurement
			RMB	RMB	RMB	RMB
Non-current assets
Other assets	(a	)	3,349	—	1,210	4,559
Current assets
Accounts receivable, net	(b	)	22,096	(596)	—	21,500
Contract assets	(b,e	)	—	633	23	656
Prepayments and other current assets	(b	)	22,128	(37)	—	22,091
Current liabilities
Accrued expenses and other payables	(c	)	98,695	(64,912)	—	33,783
Contract liabilities	(c,d,e	)	—	65,699	(3,524)	62,175
Current portion of deferred revenues	(c	)	1,233	(787)	—	446
Non-current liabilities
Deferred tax liabilities	(a,d,e	)	8,010	—	1,066	9,076
Equity
Reserves			244,935	—	3,691	248,626

*	The amounts in this column are before the adjustments from the application of IFRS 9.

Notes:

(a)

The Group incurred incremental commission paid/payable to third party agents in connection with obtaining the contracts with customers. These amounts were previously expensed as incurred. At the date of initial application of IFRS 15, incremental costs of obtaining contracts, netted off deferred tax, amounting to RMB940 were recognized with corresponding adjustments to reserves.

(b)

At the date of initial application of IFRS 15, unbilled revenue of RMB633 arising from information and application service contracts are conditional on the Group’s achieving specified milestones as stipulated in the contracts, and hence such balance was reclassified from accounts receivable and prepayments and other current assets to contract assets.

(c)

At the date of initial application of IFRS 15, considerations received from telecommunications service contracts included in receipts in advance and deferred revenues amounting to RMB64,912 and RMB787, respectively, were reclassified from accrued expenses and other payables and current portion of deferred revenues to contract liabilities.

(d)

Certain subsidies payable to third party agents incurred by the Group in respect of customer contracts, which will be ultimately enjoyed by end customers, and other subsidies incurred by the Group directly payable to its customers, were previously expensed as incurred. At the date of initial application of IFRS 15, such subsidies were considered as consideration payable to customers and the related impact, netted off deferred tax, amounting to RMB2,224 were recognized with corresponding adjustments to reserves.

(e)

The sales of terminal equipment and the provision of telecommunications services represent separate performance obligations from the Group’s direct sales of promotional packages. The total contract consideration of a promotional package is previously allocated to revenues generated from the provision of telecommunications services and the sales of terminal equipment using the residual method. At the date of initial application of IFRS 15, the transaction price was allocated to each performance obligation in the contract on a relative stand-alone selling price basis, and the consideration allocated to sales of terminal equipment was recognized as revenue at contract inception, i.e. when the equipment are delivered, while consideration allocated to provision of telecommunications services would be subsequently recognized as revenue as services are delivered during the contract period, with the impact, netted of deferred tax, amounting to RMB527 recognized with corresponding adjustments to reserves.

Disclosure of Impact of Implementation of IFRS 15 on Consolidated Statement of Financial Position

Impact on the consolidated statement of financial position

	Notes		As reported as of December 31, 2018	Adjustments	Amounts without application of IFRS 15 as of December 31, 2018
			RMB	RMB	RMB
Non-current assets
Other assets	(a	)	4,840	(1,287)	3,553
Current assets
Accounts receivable, net	(b	)	20,475	461	20,936
Contract assets	(b,e	)	478	(478)	—
Current liabilities
Accrued expenses and other payables	(c,d,e	)	43,497	57,681	101,178
Contract liabilities	(c	)	55,783	(55,783)	—
Current portion of deferred revenues	(c	)	375	765	1,140
Non-current liabilities
Deferred tax liabilities			13,138	(869)	12,269
Equity
Reserves			262,137	(3,098)	259,039

Application of New and Amendments to International Financial Reporting Standards ("IFRSs") and Interpretation

Impact on the consolidated statement of comprehensive income

	Notes		As reported for the year ended December 31, 2018	Adjustments	Amounts without application of IFRS 15 for the year ended December 31, 2018
			RMB	RMB	RMB
Operating revenues	(d,e	)	377,124	4,377	381,501

Operating expenses
Selling, general and administrative	(a,d,e	)	59,422	3,956	63,378
Other operating expenses	(e	)	37,697	(369)	37,328
Total operating expenses			348,410	3,587	351,997

Operating profit			28,714	790	29,504

Profit before taxation			28,148	790	28,938
Income tax			6,810	197	7,007
Profit for the year			21,338	593	21,931

Total comprehensive income for the year			21,243	593	21,836

Disclosure of Impact of Implementation of IFRS 15 on Consolidated Statement of Cash Flows

Impact on the consolidated statement of cash flows
	As reported for the year ended December 31, 2018	Adjustments	Amounts without application of IFRS 15 for the year ended December 31, 2018
	RMB	RMB	RMB
Profit before taxation	28,148	790	28,938

Operating profit before changes in working capital	108,080	790	108,870

Increase in accounts receivable	(1,848)	164	(1,684)
Decrease in contract assets	170	(170)	—
Decrease in other assets	271	77	348
Increase in accrued expenses and other payables	9,842	(7,253)	2,589
Decrease in contract liabilities	(6,414)	6,414	—
Decrease in contract revenues	(138)	(22)	(160)

Net cash from operating activities	99,298	—

Classification and Measurement of Financial Assets and Other Items Subject to ECL Under IFRS 9 and IAS 39

The table below illustrates the classification and measurement of financial assets and other items subject to ECL under IFRS 9 and IAS 39 at the date of initial application, January 1, 2018.

	Notes		Investments	Equity instruments at fair value through other comprehensive income	Accounts receivable	Contract assets	Prepayments and other current assets	Deferred tax assets	Deferred tax liabilities	Reserves	Non- controlling interests
			RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Closing balance as of December 31, 2017 – IAS 39			1,154	—	22,096	—	22,128	5,479	8,010	244,935	830
Effect arising from initial application of IFRS 15			—	—	(596)	656	(37)	—	1,066	3,691	—
Effect arising from initial application of IFRS 9:
Reclassification
From investments	(a	)	(1,154)	1,154	—	—	—	—	—	—	—
Remeasurement
Impairment under ECL model	(b	)	—	—	(919)	—	(1)	203	—	(716)	(1)

Opening balance as of January 1, 2018			—	1,154	20,581	656	22,090	5,682	9,076	247,910	829

Disclosure of Loss Allowances for Financial Assets, Including Account Receivables and Financial Assets Included in Prepayments and Other Current Assets, and Contract Assets

All loss allowances for financial assets measured at amortized cost, including accounts receivable and financial assets included in prepayments and other current assets as of December, 31 2017 reconciled to the opening loss allowance as of January,1 2018 are as follows:

	Accounts receivable	Prepayments and other current assets
	RMB	RMB
As of December 31, 2017 – IAS 39	3,842	370
Amount remeasured through opening reserves	919	1

As of January 1, 2018	4,761	371

Disclosure of Impacts on Opening Consolidated Statement of Financial Position from Application of New Standards

The following table shows the adjustments recognized for each of the line items affected.

	December 31, 2017	IFRS 15	IFRS 9	January 1, 2018
	RMB	RMB	RMB	RMB
	(audited)			(restated)
Non-current assets
Investments	1,154	—	(1,154)	—
Equity instruments at fair value through other comprehensive income	—	—	1,154	1,154
Deferred tax assets	5,479	—	203	5,682
Other assets	3,349	1,210	—	4,559
Others with no adjustments	579,662	—	—	579,662

Total non-current assets	589,644	1,210	203	591,057

Current assets
Accounts receivable, net	22,096	(596)	(919)	20,581
Contract assets	—	656	—	656
Prepayments and other current assets	22,128	(37)	(1)	22,090
Others with no adjustments	27,326	—	—	27,326

Total current assets	71,550	23	(920)	70,653

Total assets	661,194	1,233	(717)	661,710

Current liabilities
Accrued expenses and other payables	98,695	(64,912)	—	33,783
Contract liabilities	—	62,175	—	62,175
Current portion of deferred revenues	1,233	(787)	—	446
Others with no adjustments	175,480	—	—	175,480

Total current liabilities	275,408	(3,524)	—	271,884

Net current liabilities	(203,858)	3,547	(920)	(201,231)

Total assets less current liabilities	385,786	4,757	(717)	389,826

Non-current liabilities
Deferred tax liabilities	8,010	1,066	—	9,076
Others with no adjustments	51,079	—	—	51,079

Total non-current liabilities	59,089	1,066	—	60,155

Total liabilities	334,497	(2,458)	—	332,039

Equity
Share capital	80,932	—	—	80,932
Reserves	244,935	3,691	(716)	247,910

Total equity attributable to equity holders of the Company	325,867	3,691	(716)	328,842
Non-controlling interests	830	—	(1)	829

Total equity	326,697	3,691	(717)	329,671

Total liabilities and equity	661,194	1,233	(717)	661,710